Rental expense and commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due, Current	$ 56,129	[1]
Operating Leases, Future Minimum Payments, Due in Two Years	27,699	[1]
Operating Leases, Future Minimum Payments, Due in Three Years	22,225	[1]
Operating Leases, Future Minimum Payments, Due in Four Years	18,537	[1]
Operating Leases, Future Minimum Payments, Due in Five Years	16,603	[1]
Operating Leases, Future Minimum Payments, Due Thereafter	114,379	[1]
Operating Leases, Future Minimum Payments Due	$ 255,572	[1]

[1]	Minimum payments have not been reduced by minimum non-cancelable sublease rentals due in the future of $3.7 million at December 31, 2014.